condensed interim consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
OPERATING REVENUES
Service	$ 4,442	$ 4,491	$ 8,926	$ 8,934
Equipment	478	540	983	1,115
Operating revenues (arising from contracts with customers)	4,920	5,031	9,909	10,049
Other income	9	51	33	90
Operating revenues and other income	4,929	5,082	9,942	10,139
OPERATING EXPENSES
Goods and services purchased	1,869	1,858	3,725	3,705
Employee benefits expense	1,472	1,545	3,107	3,011
Depreciation	591	601	1,174	1,193
Amortization of intangible assets	434	403	839	803
Impairment of intangible assets and goodwill	2,135	500	2,135	500
Total	6,501	4,907	10,980	9,212
OPERATING INCOME (LOSS)	(1,572)	175	(1,038)	927
Financing costs	420	373	755	717
INCOME (LOSS) BEFORE INCOME TAXES	(1,992)	(198)	(1,793)	210
Income taxes	(162)	47	(107)	154
NET INCOME (LOSS)	(1,830)	(245)	(1,686)	56
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(112)	(3)	(112)	(14)
Foreign currency translation adjustment arising from translating financial statements of foreign operations	62	(78)	103	(18)
Total items that may subsequently be reclassified to income	(50)	(81)	(9)	(32)
Items never subsequently reclassified to income
Change in measurement of investment financial assets	(2)	3	(7)	7
Employee defined benefit plan re-measurements	(1)	27	12	26
Total items never subsequently reclassified to income	(3)	30	5	33
Total	(53)	(51)	(4)	1
COMPREHENSIVE INCOME (LOSS)	(1,883)	(296)	(1,690)	57
NET INCOME (LOSS) ATTRIBUTABLE TO:
Common Shares	(1,840)	7	(1,704)	328
Non-controlling interests	10	(252)	18	(272)
NET INCOME (LOSS)	(1,830)	(245)	(1,686)	56
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Common Shares	(1,893)	10	(1,708)	374
Non-controlling interests	10	(306)	18	(317)
COMPREHENSIVE INCOME (LOSS)	$ (1,883)	$ (296)	$ (1,690)	$ 57
NET INCOME (LOSS) PER COMMON SHARE
Basic	$ (1.17)		$ (1.09)	$ 0.22
Diluted	$ (1.17)		$ (1.09)	$ 0.22
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,574	1,525	1,568	1,519
Diluted	1,574	1,530	1,568	1,524